Securities - Amortized Cost and Fair Value of Held To Maturity Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity [Abstract]
Maturing within one year	$ 5,959
Maturing after one year but within five years	45,013
Maturing after five years but within ten years	116,115
Maturing after ten years	89,785
Total securities held-to-maturity, amortized cost	256,872
Total securities held-to-maturity, amortized cost	398,052
Debt Securities, Held-to-Maturity, Fair Value, Maturity [Abstract]
Maturing within one year	5,928
Maturing after one year but within five years	40,838
Maturing after five years but within ten years	100,641
Maturing after ten years	73,663
Total securities held-to-maturity, fair value	221,070
Total securities held-to-maturity, fair value	335,418	$ 0
U.S. agency residential mortgage-backed
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity [Abstract]
Held to maturity securities, without single maturity date, amortized cost	128,495
Total securities held-to-maturity, amortized cost	128,495
Debt Securities, Held-to-Maturity, Fair Value, Maturity [Abstract]
Held to maturity securities, without single maturity date, fair value	103,256
Total securities held-to-maturity, fair value	103,256
U.S. agency commercial mortgage-backed
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity [Abstract]
Held to maturity securities, without single maturity date, amortized cost	5,026
Total securities held-to-maturity, amortized cost	5,026
Debt Securities, Held-to-Maturity, Fair Value, Maturity [Abstract]
Held to maturity securities, without single maturity date, fair value	4,430
Total securities held-to-maturity, fair value	4,430
Private label mortgage-backed
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity [Abstract]
Held to maturity securities, without single maturity date, amortized cost	7,659
Total securities held-to-maturity, amortized cost	7,659
Debt Securities, Held-to-Maturity, Fair Value, Maturity [Abstract]
Held to maturity securities, without single maturity date, fair value	6,662
Total securities held-to-maturity, fair value	6,662
Other asset backed
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity [Abstract]
Held to maturity securities, without single maturity date, amortized cost	0
Debt Securities, Held-to-Maturity, Fair Value, Maturity [Abstract]
Held to maturity securities, without single maturity date, fair value	$ 0